SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Liability	$ 2,572,376	$ 1,243,788	$ 0
Level 1 [Member]
Derivative Liability
Level 2 [Member]
Derivative Liability
Level 3 [Member]
Derivative Liability		$ 1,243,788